Document and Entity Information	6 Months Ended
Oct. 31, 2020
Document And Entity Information
Entity Registrant Name	Red Cat Holdings, Inc.
Entity Central Index Key	0000748268
Document Type	S-1
Amendment Flag	false
Is Entity Emerging Growth Company?	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true